                   [Trainer Wortham & Co., Inc. Page Heading]

 Dear Shareholders:

The year 1999 was not a good year for the bond market as interest rates rose throughout the year producing one of the worst periods of total return in recent history. We did our best to protect principal as the Trainer Wortham Total Return Bond Fund was down -0.12% during the year (4.93% Average Annual Total Return Since 10/1/96 Inception) while the Lehman Aggregate Index was -0.82%. Long term bonds were the worst performers as the benchmark 30-year was down almost 15%. To make matters worse, there was complete euphoria in the equity markets reducing the spirits of bond managers and their clients even more throughout the year.

The Federal Reserve initiated a tightening bias beginning in May and proceeded to raise rates three times during the year. Strong growth in almost every sector of the economy (especially in payroll employment) was hardly impacted by these rate increases. Surprisingly however, the usual associated inflationary uptick has not materialized and although it may going forward, there are some who say that "this time is different". Certainly, the rise of the Internet and subsequently "e-commerce" and the "B to B" and "B to C" marketplace has significantly impacted the ability of producers and retailers to pass along price increases to the consumer. However, October's producer price report of up 1.1% (the highest in nine years) was the first sign that maybe this new Internet paradigm may not be the complete antidote for inflation. Many of the "this time is different" believers have ignored the fact that oil prices have doubled over the last year and the supply of new workers is practically non existent, making wage gains inevitable. In the meantime, rates continue to trend higher, the Fed will most likely raise rates again after their meeting in early February, and where yields peak is anyone's guess.

One thing is for sure, if rates continue to rise at their current pace, sooner or later the equity market will feel a chill as higher rates will choke off growth and impact earnings per share. It is in the best interest of everyone that the Fed orchestrates an orderly slow down and does their best not to precipitate anything too dramatic.

The average duration of the portfolio is currently 4.4 years, one half of a year shorter than the Lehman Aggregate Index. We are overweighted in both the corporate and mortgage backed sectors of the market vis a vis the Index and this strategy has worked well both last year and thus far in 2000. The "flight to quality" that we were concerned about at the end of the year in response to the Y2K event never materialized, and at this point, it does not make sense to hold too many Treasuries as there is so much yield available in other sectors.

Finally, we hope that this year is a better one for fixed income investors even though we have gotten off to a rough start. Our best guess is that rates will stabilize in the spring at higher levels and then fall modestly in the latter half of the year. Net net, we should earn the coupon in 2000 which would produce an annual return of 7% to 8%.

Sincerely,

[/s/ John D. Knox]
John D. Knox
Managing Director
Fixed Income

Past performance is no guarantee of future results. Share prices will fluctuate and you may have a gain or loss when you redeem shares.

The Lehman Aggregate Index is an unmanaged index and, unlike a mutual fund, its performance assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

This material is to be preceded or accompanied by a prospectus. The U.S. Government guarantees the payment of principal and interest on U.S. Treasury securities, while the principal and investment return of Trainer Wortham Funds are not guaranteed and will vary over time. Shares of the Trainer Wortham Funds are distributed by Provident Distributors, Inc. which is not affiliated with First Republic Bank and is not a bank. Trainer Wortham & Co., Inc. is the investment advisor to the Funds, for which it receives a fee.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, FIRST REPUBLIC BANK, ITS AFFILIATES, AND ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TRAINER WORTHAM TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 1999
--------------------------------------------------------------------------------

PRINCIPAL                                                                       MARKET
  AMOUNT                                                                         VALUE
----------                                                                    -----------
              FIXED INCOME SECURITIES - 95.75%
              U.S. GOVERNMENT TREASURY - 35.71%
$  800,000    U.S. Treasury Notes, 6.375%, 09/30/01.......................    $   801,784
   225,000    U.S. Treasury Notes, 5.875%, 10/31/01.......................        223,619
   900,000    U.S. Treasury Notes, 7.500%, 11/15/01.......................        919,737
   750,000    U.S. Treasury Notes, 6.375%, 08/15/02.......................        751,800
   900,000    U.S. Treasury Notes, 5.500%, 05/31/03.......................        876,825
 1,000,000    U.S. Treasury Notes, 5.875%, 02/15/04.......................        983,290
   650,000    U.S. Treasury Notes, 7.250%, 05/15/04.......................        669,682
   400,000    U.S. Treasury Notes, 6.500%, 10/15/06.......................        399,080
   300,000    U.S. Treasury Notes, 7.250%, 08/15/22.......................        316,518
                                                                              -----------
              TOTAL U.S. GOVERNMENT TREASURY (COST $6,148,286)............      5,942,335
                                                                              -----------
              U.S. GOVERNMENT AGENCY - 30.90%
   200,000    Federal Home Loan Bank
              4.690%, 10/16/00............................................        197,493
   400,000    Student Loan Marketing Association
              4.750%, 12/11/00............................................        393,776
   317,307    Federal Home Loan Mortgage Corp., Series #1647,
              6.500%, 11/15/08............................................        300,251
   268,292    Federal Home Loan Mortgage Corp. Pool #E65534,
              6.500%, 10/01/11............................................        260,493
   457,128    Federal National Mortgage Association Pool #421151,
              6.000%, 05/01/13............................................        434,126
   477,960    Federal National Mortgage Association Pool #479939,
              5.500%, 01/01/14............................................        443,905
   474,536    Federal National Mortgage Association Pool #483994,
              6.000%, 04/01/14............................................        450,537
     2,424    Federal National Mortgage Association Pool #041474,
              7.500%, 04/01/17............................................          2,398
    10,404    Federal Home Loan Mortgage Corp. Pool #141248,
              7.500%, 07/01/17............................................         10,411
   464,290    Federal National Mortgage Association Pool #100285,
              9.500%, 12/15/20............................................        487,356
   362,906    Government National Mortgage Association Pool #331266,
              8.000%, 08/15/22............................................        365,399
   370,591    Federal Home Loan Mortgage Corp. Gold Pool #D72664,
              7.000%, 07/01/26............................................        358,891
   125,824    Federal Home Loan Mortgage Corp. Gold Pool #C80442,
              7.000%, 10/01/26............................................        121,852
   481,414    Government National Mortgage Association Pool #407955,
              6.500%, 10/15/27............................................        452,226

The notes to financial statements are an integral part of these statements.

TRAINER WORTHAM TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 1999
--------------------------------------------------------------------------------

PRINCIPAL                                                                       MARKET
  AMOUNT                                                                         VALUE
----------                                                                    -----------
$  467,210    Federal National Mortgage Association Pool #251568,
              6.500%, 03/01/28............................................    $   440,490
   450,400    Government National Mortgage Association Pool #458485,
              6.500%, 08/15/28............................................        423,092
                                                                              -----------
              TOTAL U.S. GOVERNMENT AGENCY (COST $5,340,228)..............      5,142,696
                                                                              -----------
              CORPORATE BONDS - 29.14%
   160,000    Ford Motor Credit Co., 7.020%, 10/10/00.....................        160,504
   500,000    Cendant Corporation, 7.500%, 12/01/00.......................        499,375
   200,000    Sears Roebuck Acceptance Corp., 5.870%, 01/08/01............        197,250
   150,000    Morgan Stanley Group, Inc., 9.375%, 06/15/01................        155,062
   150,006    WFS Financial Owner Trust, 1998-A A3, 5.900%, 05/20/02......        149,723
   400,000    First Union Corp., 6.950%, 11/01/04.........................        393,500
   250,000    Hydro-Quebec, 6.720%, 03/16/05..............................        243,437
   400,000    Commercial Credit Company, 7.375%, 04/15/05.................        401,500
   200,000    Salomon Smith Barney Holdings, Inc., 7.125%, 10/01/06.......        194,750
   100,000    Union Pacific Resources Corp., 7.000%, 10/15/06.............         95,375
   500,000    Sears Roebuck Acceptance Corp., 7.000%, 06/15/07............        473,125
   500,000    Time Warner, Inc., 8.180%, 08/15/07.........................        515,625
   200,000    General Motors Acceptance Corp., 5.850%, 01/14/09...........        177,250
   250,000    SBC Communications, Inc., 6.625%, 11/01/09..................        236,875
   492,500    Comp De Desarollo Aeropu, 10.190%, 05/31/11 (Note 4)........        399,541
   200,000    Empresa Nacional Electric, 7.875%, 02/02/27.................        174,103
   396,342    Norwest Asset Securities Corp., 1997-13 A1, 6.750%,
              09/25/27....................................................        382,989
                                                                              -----------
              TOTAL CORPORATE BONDS (COST $5,227,275).....................      4,849,984
                                                                              -----------
              TOTAL FIXED INCOME SECURITIES (COST $16,715,789)............     15,935,015
                                                                              -----------
              TOTAL INVESTMENTS (COST $16,715,789**) - 95.75%.............     15,935,015
              OTHER ASSETS LESS OTHER LIABILITIES - 4.25%.................        708,055
                                                                              -----------
              NET ASSETS - 100.00%........................................    $16,643,070
                                                                              ===========
              Gross unrealized appreciation...............................    $        86
              Gross unrealized depreciaton................................       (780,860)
                                                                              -----------
              Net unrealized depreciation.................................    $  (780,774)
                                                                              ===========

The notes to financial statements are an integral part of these statements.

TRAINER WORTHAM CALIFORNIA INTERMEDIATE TAX-FREE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 1999
--------------------------------------------------------------------------------

PRINCIPAL                                                                       MARKET
  AMOUNT                                                                        VALUE
----------                                                                    ----------
              BOND - 97.97%
              MUNICIPAL
$  250,000    Foothill/Eastern Corridor Agency, California Toll Road
              Revenue,
              4.500%, 01/15/08............................................    $  240,938
   250,000    San Diego County, California, Regional Transportation
              Commission, Sales Tax Revenue, Series A,
              5.500%, 04/01/08............................................       258,437
   250,000    Riverside County, California, Transportation Commission,
              Sales Tax Revenue, Series A,
              4.625%, 06/01/08............................................       243,750
   250,000    University of California, Revenue, Multi-Purpose Projects,
              Series F,
              5.000%, 09/01/08............................................       250,000
   250,000    Orange County, California, Local Transportation Authority,
              Sales Tax Revenue,
              5.050%, 02/15/09............................................       249,688
   250,000    San Mateo Foster City, California, School District,
              4.750%, 08/01/10............................................       240,313
   250,000    California State General Obligation,
              5.250%, 10/01/10............................................       251,562
   400,000    San Francisco, California, City & County Educational
              Facility - Zoo Facility, Series C,
              5.500%, 06/15/11............................................       407,500
   250,000    Los Angeles, California, Unified School District,
              5.250%, 07/01/11............................................       250,000
   300,000    California State, Public Works, Lease Revenue, California
              Community Colleges, Series B,
              5.000%, 09/01/12............................................       289,500
   300,000    Foothill/Eastern Corridor Agency, California Toll Road
              Revenue, Senior Lien, Series A,
              7.150%, 01/01/13............................................       250,125
   400,000    California State Refunding,
              5.000%, 02/01/14............................................       374,000
   185,000    California State, Water Resources Development, Series P,
              5.800%, 06/01/14............................................       185,995
   325,000    San Francisco, California, Bay Area Rapid Transit, Sales Tax
              Revenue,
              5.250%, 07/01/16............................................       306,719
 1,000,000    Campbell, California, Unified School District,
              0.000%, 08/01/18............................................       327,500
                                                                              ----------

TRAINER WORTHAM CALIFORNIA INTERMEDIATE TAX-FREE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 1999
--------------------------------------------------------------------------------

                                                                                MARKET
                                                                                VALUE
                                                                              ----------
              TOTAL INVESTMENTS (COST $4,294,755*) - 97.97%...............    $4,126,027
              OTHER ASSETS LESS OTHER LIABILITIES - 2.03%.................        85,943
                                                                              ----------
              NET ASSETS - 100.00%........................................    $4,211,970
                                                                              ==========
* Cost for Federal income tax purposes is $4,294,755 and net unrealized depreciation consists of:
              Gross unrealized appreciation...............................    $       --
              Gross unrealized depreciation...............................      (168,728)
                                                                              ----------
              Net unrealized depreciation.................................    $ (168,728)
                                                                              ==========

The notes to financial statements are an integral part of these statements.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       TOTAL RETURN    CALIFORNIA INTERMEDIATE
                                                           BOND             TAX-FREE FUND
                                                       ------------    -----------------------
ASSETS
  Investments in securities at market value
    (identified cost $16,715,789 and $4,294,755,
    respectively)
    (Notes 1 and 4)..................................  $15,935,015           $4,126,027
  Cash...............................................      537,720               48,866
  Receivables:
    Dividends and interest...........................      185,045               55,600
  Reimbursement due from Advisor.....................           --               11,336
  Deferred organizational costs (Note 1).............        4,215                   --
  Other assets.......................................        1,513                   --
                                                       -----------           ----------
    TOTAL ASSETS.....................................   16,663,508            4,241,829
                                                       -----------           ----------
LIABILITIES
  Advisory fee.......................................        6,386                   --
  Accrued expenses...................................       14,052               29,859
                                                       -----------           ----------
    TOTAL LIABILITIES................................       20,438               29,859
                                                       -----------           ----------
NET ASSETS
  (applicable to outstanding shares of 1,718,170 and
    437,510 respectively; unlimited shares of $0.001
    par value authorized)............................  $16,643,070           $4,211,970
                                                       ===========           ==========
  Net asset value, offering and redemption price per
    share............................................  $      9.69           $     9.63
                                                       ===========           ==========
SOURCE OF NET ASSETS
  Paid-in capital....................................  $17,444,584           $4,399,310
  Undistributed (distributions in excess of) net
    investment income................................       (5,363)               5,205
  Accumulated net realized loss on investments.......      (15,377)             (23,817)
  Net unrealized depreciation of investments.........     (780,774)            (168,728)
                                                       -----------           ----------
    NET ASSETS.......................................  $16,643,070           $4,211,970
                                                       ===========           ==========

The notes to financial statements are an integral part of these statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           TOTAL
                                                          RETURN      CALIFORNIA INTERMEDIATE
                                                           BOND          TAX-FREE FUND(1)
                                                         ---------    -----------------------
INVESTMENT INCOME
  Interest.............................................  $ 520,190           $ 107,351
                                                         ---------           ---------
    TOTAL INCOME.......................................    520,190             107,351
                                                         ---------           ---------
EXPENSES
  Advisory fees (Note 3)...............................     38,170              11,265
  Administrator expense................................     11,486               8,379
  Transfer agent fees..................................     14,764              13,831
  Bookkeeping and pricing..............................     14,402              11,391
  Insurance expense....................................      1,877                  --
  Custodian fees.......................................      4,774               2,567
  Legal expense........................................      5,345               5,034
  Registration expense.................................      9,061               3,941
  Organizational expense (Note 1)......................      1,209                  --
  Independent accountants..............................      4,028               2,914
  Trustees' fees and expenses..........................      4,463               1,348
  Reports to shareholders..............................      2,889               1,270
  Other................................................      4,692               3,719
                                                         ---------           ---------
    TOTAL EXPENSES.....................................    117,160              65,659
    Expenses waived and reimbursed (Note 3)............    (30,205)            (46,885)
                                                         ---------           ---------
    NET EXPENSES.......................................     86,955              18,774
                                                         ---------           ---------
    NET INVESTMENT INCOME..............................    433,235              88,577
                                                         ---------           ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss from security transactions.........    (15,341)            (23,817)
  Net change in unrealized depreciation of
    investments........................................   (335,861)           (157,237)
                                                         ---------           ---------
  Net unrealized loss on investments...................   (351,202)           (181,054)
                                                         ---------           ---------
  Net increase (decrease) in net assets resulting from
    operations.........................................  $  82,033           $ (92,477)
                                                         =========           =========

-------------------------------------------
(1) The California Intermediate Tax-Free Fund commenced operations on June 10, 1999.

The notes to financial statements are an integral part of these statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              TOTAL RETURN BOND               CA TAX-FREE
                                          --------------------------   -------------------------
                                           SIX MONTHS                   SIX MONTHS
                                             ENDED          YEAR          ENDED         PERIOD
                                          DECEMBER 31,      ENDED      DECEMBER 31,     ENDED
                                              1999        JUNE 30,         1999        JUNE 30,
                                          (UNAUDITED)       1999       (UNAUDITED)     1999(1)
                                          ------------   -----------   ------------   ----------
OPERATIONS
  Net investment income.................  $   433,235    $   678,867    $   88,577    $    1,047
  Net realized gain (loss) on
    investments.........................      (15,341)       197,123       (23,817)           --
  Net change in unrealized appreciation
    (depreciation) of investments.......     (335,861)      (566,965)     (157,237)      (11,491)
                                          -----------    -----------    ----------    ----------
  Net increase (decrease) in net assets
    resulting from operations...........       82,033        309,025       (92,477)      (10,444)
                                          -----------    -----------    ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment
    income..............................     (451,125)      (670,385)      (84,419)
  Distributions from realized gains on
    investments.........................      (91,581)      (149,582)           --            --
                                          -----------    -----------    ----------    ----------
    Total distributions.................     (542,706)      (819,967)      (84,419)           --
                                          -----------    -----------    ----------    ----------
CAPITAL SHARE TRANSACTIONS
  Receipt from shares sold..............      360,621      6,041,530       901,403     4,875,000
  Receipt from shares issued on
    reinvestment of distributions.......      506,493        778,454        84,419            --
  Shares redeemed.......................     (689,173)    (1,359,170)   (1,461,512)           --
                                          -----------    -----------    ----------    ----------
  Net increase in net assets resulting
    from capital share transactions
    (a).................................      177,941      5,460,814      (475,690)    4,875,000
                                          -----------    -----------    ----------    ----------
    Total increase (decrease) in net
      assets............................     (282,732)     4,949,872      (652,586)    4,864,556
NET ASSETS
  Beginning of period...................   16,925,802     11,975,930     4,864,556            --
                                          -----------    -----------    ----------    ----------
  End of period.........................  $16,643,070    $16,925,802    $4,211,970    $4,864,556
                                          ===========    ===========    ==========    ==========
  (a) Transactions in capital stock
    were:
      Shares sold.......................       36,384        587,067        95,173       489,113
      Shares issued on reinvestment of
         distributions..................       51,820         76,423         4,397            --
      Shares redeemed...................      (68,754)      (132,975)     (151,173)           --
                                          -----------    -----------    ----------    ----------
      Net increase (decrease)...........       19,450        530,515       (51,603)      489,113
      Beginning balance.................    1,698,720      1,168,205       489,113            --
                                          -----------    -----------    ----------    ----------
      Ending balance....................    1,718,170      1,698,720       437,510       489,113
                                          ===========    ===========    ==========    ==========

-------------------------------------------
(1) The California Intermediate Tax-Free Fund commenced operations on June 10, 1999.

The notes to financial statements are an integral part of these statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                         TOTAL RETURN BOND
                                           ----------------------------------------------
                                            SIX MONTHS
                                              ENDED           YEARS ENDED         PERIOD
                                           DECEMBER 31,         JUNE 30,          ENDED
                                               1999        ------------------    JUNE 30,
                                           (UNAUDITED)      1999       1998      1997(1)
                                           ------------    -------    -------    --------
NET ASSET VALUE, BEGINNING OF PERIOD.....      $9.96        $10.25     $10.08     $10.00
                                             -------       -------    -------     ------
  INCOME FROM INVESTMENT OPERATIONS
----------------------------------------
  Net investment income..................       0.26          0.47       0.52       0.41
  Net gains (losses) on securities (both
    realized and unrealized).............      (0.21)        (0.18)      0.25       0.08
                                             -------       -------    -------     ------
    Total from investment operations.....       0.05          0.29       0.77       0.49
                                             -------       -------    -------     ------
  LESS DISTRIBUTIONS
  ---------------------
  Dividends from net investment income...      (0.27)        (0.47)     (0.53)     (0.40)
  Distributions from capital gains.......      (0.05)        (0.11)     (0.07)        --
  Distributions in excess of capital
    gains................................         --            --         --      (0.01)
                                             -------       -------    -------     ------
    Total distributions..................      (0.32)        (0.58)     (0.60)     (0.41)
                                             -------       -------    -------     ------
NET ASSET VALUE, END OF PERIOD...........      $9.69        $ 9.96     $10.25     $10.08
                                             =======       =======    =======     ======
TOTAL RETURN.............................      0.54%#        2.80%      7.84%      4.90%+
RATIOS/SUPPLEMENTAL DATA
----------------------------
  Net assets, end of period (in 000's)...    $16,643       $16,926    $11,976     $8,479
  Ratio of expenses to average net assets
    before reimbursement of expenses by
      Advisor............................      1.38%*        1.46%      1.68%      2.01%*
    after reimbursement of expenses by
      Advisor............................      1.03%*        1.20%      1.20%      0.88%*
  Ratio of net investment income (loss)
    to average net assets before
    reimbursement of expenses by
    Advisor..............................      4.75%*        4.55%      4.86%      4.53%*
    after reimbursement of expenses by
      Advisor............................      5.10%*        4.81%      5.34%      5.66%*
  Portfolio turnover rate................         7%#          57%        83%       112%+

-------------------------------------------
 (1) The Total Return Bond Fund commenced operations on October 1, 1996. + Since inception, not annualized.
* Annualized.
# Not annualized.

The notes to financial statements are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                    INTERMEDIATE
                                                                    CA TAX-FREE
                                                              ------------------------
                                                               SIX MONTHS
                                                                 ENDED         PERIOD
                                                              DECEMBER 31,     ENDED
                                                                  1999        JUNE 30,
                                                              (UNAUDITED)     1999(1)
                                                              ------------    --------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  9.95        $10.00
                                                                -------       -------
  INCOME FROM INVESTMENT OPERATIONS
  ----------------------------------------
  Net investment income.....................................       0.18          0.01
  Net losses on securities (both realized and unrealized)...      (0.33)        (0.06)
                                                                -------       -------
    Total from investment operations........................      (0.15)        (0.05)
                                                                -------       -------
  LESS DISTRIBUTIONS
  ---------------------
  Dividends from net investment income......................      (0.17)           --
  Distributions from capital gains..........................         --            --
                                                                -------       -------
    Total distributions.....................................      (0.17)           --
                                                                -------       -------
NET ASSET VALUE, END OF PERIOD..............................    $  9.63       $  9.95
                                                                =======       =======
TOTAL RETURN................................................    (1.51)%#      (0.50)%+
RATIOS/SUPPLEMENTAL DATA
----------------------------
  Net assets, end of period (in 000's)......................     $4,212        $4,865
  Ratio of expenses to average net assets
    before reimbursement of expenses by Advisor.............      2.62%*        6.27%*
    after reimbursement of expenses by Advisor..............      0.75%*        0.75%*
  Ratio of net investment income (loss) to average net
    assets
    before reimbursement of expenses by Advisor.............      1.67%*      (4.88)%*
    after reimbursement of expenses by Advisor..............      3.54%*        0.64%*
  Portfolio turnover rate...................................        21%#           --

-------------------------------------------
 (1) The California Intermediate Tax-Free Fund commenced operations on June 10, 1999.
+ Since inception, not annualized.
# Not annualized.
* Annualized.

The notes to financial statements are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      DECEMBER 31, 1999
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Trainer Wortham Funds (the "Trust") is an open-end investment management company which currently offers shares of four series: Trainer Wortham First Mutual Fund ("First Mutual Fund"); Trainer Wortham Large-Cap Growth Fund ("Large-Cap Growth Fund"); Trainer Wortham Total Return Bond Fund ("Total Return Bond Fund"); and Trainer Wortham California Intermediate Tax-Free Fund ("California Intermediate Tax-Free Fund"). Each Fund has distinct investment objectives and policies. This Semi-annual Report relates to the Total Return Bond Fund and the California Intermediate Tax-Free Fund. Information on the First Mutual Fund and Large-Cap Growth Fund is provided in a separate report.

The Total Return Bond Fund seeks to maximize total return consistent with preservation of capital. The Fund will invest in U.S. Government and agency securities, investment grade corporate bonds and other fixed-income securities. The Fund will seek to produce conservative, risk adjusted returns.

The California Intermediate Tax-Free Fund seeks to obtain as high a level of interest income exempt from Federal income tax and California personal income tax as is consistent with prudent investment management. The Fund seeks to achieve its objective by investing in debt securities whose interest income is not includable in gross income for Federal income tax purposes and is exempt from California personal income taxes.

Due to the inherent risk in any investment program, the Funds can not ensure that their investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which approximates market value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees.

B. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to different treatments for net operating losses and post-October capital losses.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      DECEMBER 31, 1999
--------------------------------------------------------------------------------

C. NET ASSET VALUE PER SHARE. Net asset value per share of the capital stock of a Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The offering price and redemption price per share is the same as the net asset value per share.

D. FEDERAL INCOME TAXES. It is the policy of each Fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, if such qualification is in the best interest of its stockholders, and to make distributions of net investment income and capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryovers) sufficient to relieve it from all, or substantially all, Federal income taxes.

E. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

F. ORGANIZATIONAL COSTS. Organizational costs for Total Return Bond Fund are being amortized on a straight-line basis over five years, commencing October 1, 1996. The costs incurred in connection with the organization, initial registration and public offering of shares of California Intermediate Tax-Free Fund have been paid by Trainer Wortham & Co., Inc. Accordingly, no organization costs have been recorded by this Fund.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, for the six-months ended December 31, 1999 are as follows:

                                                              PURCHASES       SALES
                                                              ----------    ----------
Total Return Bond Fund......................................  $1,831,463    $1,033,354
California Intermediate Tax-Free Fund.......................  $2,418,248    $  863,285

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Trainer Wortham & Co., Inc. (the "Advisor") is the investment advisor for the Trust pursuant to four separate investment advisory agreements (the "Agreements"). Under the terms of each Agreement, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.45% of the average daily net assets of the Total Return Bond Fund and the California Intermediate Tax-Free Fund. The Advisor has agreed, pursuant to an Operating Expenses Agreement, to waive its advisory fees and/or reimburse other operating expenses in amounts necessary to limit the annual operating expenses of the Total Return Bond Fund and the California Intermediate Tax-Free Fund to 1.00% and 0.75%, respectively, of each fund's average daily net assets through May 2000. Prior to November 1, 1999, the Advisor agreed to waive its advisory fees and/or reimburse other operating expenses to limit the annual operating expenses of the Total Return Bond Fund to 1.20%. During the six-months ended December 31, 1999 the Advisor waived

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      DECEMBER 31, 1999
--------------------------------------------------------------------------------

advisory fees and/or reimbursed other operating expenses in the amount of $30,205 for the Total Return Bond Fund and $46,885 for the California Intermediate Tax-Free Fund.

NOTE 4 - RESTRICTED SECURITIES
Total Return Bond Fund owns certain investment securities which are restricted as to resale. Accordingly, these securities are valued at fair value in good faith by or under the direction of the Trust's Board of Trustees, taking into consideration such factors including recent private sales, market conditions and the issuer's financial performance. At December 31, 1999, Total Return Bond Fund owned the following security which may not be sold without registration under the Securities Act of 1933:

TOTAL RETURN BOND FUND

                                  ACQUISITION              UNIT     MARKET
            SECURITY                 DATE         PAR      PRICE    VALUE     %TNA     COST
            --------              -----------   --------   -----   --------   ----   --------
Comp De Desarollo Aeropu
  10.190%, 05/31/11.............  07/16/97      $492,500   81.13   $399,541   2.40%  $542,886

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      DECEMBER 31, 1999
--------------------------------------------------------------------------------

Certain officers and trustees of the Trust are affiliated persons of the Advisor.

                             TRAINER WORTHAM FUNDS
                          845 Third Avenue, 6th Floor
                               New York, NY 10022

OFFICERS                                       AUDITORS
David P. Como                                  Briggs, Bunting & Dougherty, LLP
President                                      Two Logan Square, Suite 2121
                                               Philadelphia, PA 19103
John D. Knox
Vice President
                                               CUSTODIAN
Robert Vile                                    UMB Bank KC, NA
Vice President                                 P.O. Box 412797
                                               Kansas City, MO 64141
Brian J. O'Neill
Treasurer
                                               FUND ADMINISTRATION
Kelly O'Neill                                  PFPC Inc.
Secretary                                      3200 Horizon Drive
                                               King of Prussia, PA 19406
INVESTMENT ADVISOR
Trainer Wortham & Co., Inc.
845 Third Avenue, 6th Floor
New York, NY 10022

Distributed by Provident Distributors, Inc., Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428 -- DFU 2/00

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus which includes details regarding the Trust's objectives, policies, expenses and other information.

     TRUSTEES:

     Robert H. Breslin, Jr.
     David P. Como
     Raymond Eisenberg
     Todd L. Eisenberg
     David Elias
     Robert S. Lazar
     Martin S. Levine
     Timothy J. O'Hara
     James F. Twaddell

     OFFICERS:

     David P. Como
     President

     John D. Knox
     Vice President

     Robert Vile
     Vice President

     Brian J. O'Neill
     Treasurer

     Kelly O'Neill
     Secretary

     For more complete information including
     charges and expenses, you may request
     a prospectus by calling:
                                  888.257.4450

                             [TRAINER WORTHAM LOGO]
              845 Third Avenue/6th Floor, New York, New York 10022
            888.257.4450 - Fax: 415.288.1401-www.trainerwortham.com

                         [TRAINER, WORTHAM FUNDS LOGO]

                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1999

                             TOTAL RETURN BOND FUND

                            CALIFORNIA INTERMEDIATE
                                 TAX-FREE FUND

                                  888.257.4450